Expense Example {- IT Services Portfolio} - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-24 - IT Services Portfolio - IT Services Portfolio-Default	Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 72
3 years	224
5 years	390
10 years	$ 871